Shareholders' Equity (Schedule Of Effects Of Changes In Ownership Interests In Subsidiaries) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Shareholders' Equity [Abstract]
Net income attributable to Kubota Corporation	¥ 61,552	¥ 54,822	¥ 42,326
Increase in capital surplus for purchases of noncontrolling interests	319	425	125
Decrease in capital surplus for purchases of noncontrolling interests	(724)	(726)	(3,828)
Increase in capital surplus for changes in ownership interests in subsidiaries from other transactions	124	199
Decrease in capital surplus for changes in ownership interests in subsidiaries from other transactions	(25)		(206)
Net transfers to the noncontrolling interests	(306)	(102)	(3,909)
Change from net income attributable to Kubota Corporation and transfer to noncontrolling interests	¥ 61,246	¥ 54,720	¥ 38,417